Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 3,455	$ 1,944
Accumulated Amortization	(1,535)	(470)
Intangible assets, net	$ 3,250	$ 1,474